ACQUISITIONS - TerraForm Global (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017
Disclosure of detailed information about business combination [line items]
Revenue	[1]		$ 3,971	$ 3,797	$ 2,772
TerraForm Global
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%			100.00%
Consideration transferred, acquisition-date fair value		$ 657			$ 657
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 30			$ 30	$ 100
Percentage of voting equity interests retained by Brookfield		31.00%			31.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 2
Acquisition costs incurred and capitalized		1
Revenue					$ 250
Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Revenue			$ 0	$ 0	0
Brookfield Renewable | TerraForm Global
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 202			$ 202

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).